Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: August 12, 2024

Payment Date	8/15/2024
Collection Period Start	7/1/2024
Collection Period End	7/31/2024
Interest Period Start	7/15/2024
Interest Period End	8/14/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$161,116,959.20	$15,473,729.65	$145,643,229.55	0.668456	Oct-26
Class A-2b Notes	$161,116,959.21	$15,473,729.65	$145,643,229.56	0.668456	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$815,023,918.41	$30,947,459.30	$784,076,459.11

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$888,530,916.37	$854,815,042.18	0.695554
YSOC Amount	$70,686,789.67	$67,918,374.78
Adjusted Pool Balance	$817,844,126.70	$786,896,667.40
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$161,116,959.20	5.91000%	30/360	$793,501.02
Class A-2b Notes	$161,116,959.21	5.92741%	ACT/360	$822,366.51
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$815,023,918.41			$3,972,382.37

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$888,530,916.37	$854,815,042.18
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$817,844,126.70	$786,896,667.40
Number of Receivables Outstanding	44,054	43,307
Weighted Average Contract Rate	5.14%	5.14%
Weighted Average Remaining Term (months)	47.2	46.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,859,609.24
Principal Collections	$33,554,885.08
Liquidation Proceeds	$153,206.35
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,567,700.67
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,567,700.67

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$740,442.43	$740,442.43	$—	$—	$36,827,258.24
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,827,258.24
Interest - Class A-2a Notes	$793,501.02	$793,501.02	$—	$—	$36,033,757.22
Interest - Class A-2b Notes	$822,366.51	$822,366.51	$—	$—	$35,211,390.71
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$33,291,954.71
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$32,989,552.38
First Allocation of Principal	$—	$—	$—	$—	$32,989,552.38
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$32,944,660.21
Second Allocation of Principal	$5,587,251.01	$5,587,251.01	$—	$—	$27,357,409.20
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,312,517.03
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$16,042,517.03
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,997,624.86
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,727,624.86
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,727,624.86
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,907,416.57
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,907,416.57
Remaining Funds to Certificates	$1,907,416.57	$1,907,416.57	$—	$—	$—
Total	$37,567,700.67	$37,567,700.67	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$70,686,789.67
Increase/(Decrease)	$(2,768,414.89)
Ending YSOC Amount	$67,918,374.78

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$817,844,126.70	$786,896,667.40
Note Balance	$815,023,918.41	$784,076,459.11
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	16	$160,989.11
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	85	$153,206.35
Monthly Net Losses (Liquidation Proceeds)			$7,782.76
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.24%
Current Collection Period			0.01%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$1,310,209.00
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	63	$1,552,442.34
60-89 Days Delinquent	0.05%	21	$464,109.98
90-119 Days Delinquent	0.02%	6	$198,712.66
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.26%	90	$2,215,264.98

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$120,845.80
Total Repossessed Inventory		8	$197,324.75

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		27	$662,822.64
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.05%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.06%	23	0.05%